Victory Cornerstone Moderately Conservative Fund Annual Fund Operating Expenses - Victory Cornerstone Moderately Conservative Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.28%	[1]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.13%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.18%	[3]

[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests that are indirectly incurred by the Fund. Total annual fund operating expenses may not correlate to the ratio of expenses to the average daily net assets shown in the financial highlights, which reflect the operating expenses and do not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually undertaken to waive all or a portion of the Fund's management fee in the proportionate amount to any management fees it earns as an investment adviser to any affiliated exchange-traded funds in which the Fund invests through at least June 30, 2026. The Adviser is not permitted to recoup fees waived under this agreement. This agreement may only be terminated by the Fund's Board. During the fiscal year ended February 28, 2025, the Adviser waived 0.13% under this agreement.
[3]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as acquired fund fees and expenses, if any, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.90% of the Fund through at least June 30, 2026. The Adviser is permitted to recoup management fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees (the “Board”).